Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies on Timing of Equity Grants. It is our policy not to time the granting of equity awards, including stock option awards, in relation to the release of material non-public information. Accordingly, regularly scheduled awards are permitted to be granted at times when there is material non-public information. Annual equity awards to all officers, including the named executive officers, are typically granted by the Compensation and Benefits Committee at its prescheduled meeting in May of each fiscal year. We generally grant equity awards to newly hired and promoted executive officers at the subsequently scheduled Compensation and Benefits Committee or Board meeting following the respective effective date of the hire or promotion. We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Annual equity awards to all officers, including the named executive officers, are typically granted by the Compensation and Benefits Committee at its prescheduled meeting in May of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Accordingly, regularly scheduled awards are permitted to be granted at times when there is material non-public information.
MNPI Disclosure Timed for Compensation Value	false